Eaton Vance

Focused Growth Opportunities Fund

November 30, 2020

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.6%

Security	Shares	Value
Aerospace & Defense — 1.7%
Hexcel Corp.	107,862	$5,341,326

		$5,341,326

Auto Components — 2.0%
Aptiv PLC	51,907	$6,161,361

		$6,161,361

Beverages — 1.6%
Constellation Brands, Inc., Class A	24,671	$5,078,279

		$5,078,279

Biotechnology — 7.5%
AbbVie, Inc.	103,144	$10,786,800
Argenx SE ADR(1)	23,360	6,700,115
Blueprint Medicines Corp.(1)	54,273	5,865,826

		$23,352,741

Building Products — 1.7%
Trane Technologies PLC	36,393	$5,322,112

		$5,322,112

Capital Markets — 1.8%
Goldman Sachs Group, Inc. (The)	24,317	$5,607,014

		$5,607,014

Electrical Equipment — 1.6%
AMETEK, Inc.	43,533	$5,159,966

		$5,159,966

Electronic Equipment, Instruments & Components — 2.3%
Zebra Technologies Corp., Class A(1)	18,890	$7,148,354

		$7,148,354

Entertainment — 3.2%
Netflix, Inc.(1)	12,920	$6,339,844
Walt Disney Co. (The)	24,951	3,692,998

		$10,032,842

Food & Staples Retailing — 1.7%
Sysco Corp.	73,174	$5,216,574

		$5,216,574

Security	Shares	Value
Health Care Equipment & Supplies — 3.2%
Haemonetics Corp.(1)	48,873	$5,515,318
Intuitive Surgical, Inc.(1)	6,027	4,375,903

		$9,891,221

Health Care Providers & Services — 3.3%
UnitedHealth Group, Inc.	30,493	$10,256,016

		$10,256,016

Interactive Media & Services — 9.8%
Alphabet, Inc., Class C(1)	10,131	$17,838,057
Facebook, Inc., Class A(1)	45,319	12,552,003

		$30,390,060

Internet & Direct Marketing Retail — 8.8%
Amazon.com, Inc.(1)	8,674	$27,479,579

		$27,479,579

IT Services — 8.9%
PayPal Holdings, Inc.(1)	63,949	$13,692,760
Visa, Inc., Class A	66,228	13,931,060

		$27,623,820

Life Sciences Tools & Services — 0.9%
10X Genomics, Inc., Class A(1)	17,947	$2,747,865

		$2,747,865

Road & Rail — 3.6%
CSX Corp.	55,056	$4,957,793
Uber Technologies, Inc.(1)	127,934	6,353,202

		$11,310,995

Semiconductors & Semiconductor Equipment — 7.7%
Micron Technology, Inc.(1)	169,613	$10,870,497
QUALCOMM, Inc.	88,262	12,989,519

		$23,860,016

Software — 21.0%
Adobe, Inc.(1)	21,855	$10,456,962
Intuit, Inc.	29,070	10,233,221
Microsoft Corp.	88,442	18,932,779
Palantir Technologies, Inc., Class A(1)(2)	287,738	7,800,577
salesforce.com, inc.(1)	40,916	10,057,153
Zscaler, Inc.(1)	50,139	7,809,149

		$65,289,841

Security	Shares	Value
Specialty Retail — 4.4%
Lowe’s Cos., Inc.	37,612	$5,860,702
TJX Cos., Inc. (The)	125,124	7,946,625

		$13,807,327

Technology Hardware, Storage & Peripherals — 2.9%
Apple, Inc.	75,388	$8,974,941

		$8,974,941

Total Common Stocks (identified cost $164,187,853)		$310,052,250

Short-Term Investments — 3.0%

Description	Units/Shares	Value
Eaton Vance Cash Reserves Fund, LLC, 0.10%(3)	1,415,778	$1,415,778
State Street Navigator Securities Lending Government Money Market Portfolio, 0.11%(4)	8,047,295	8,047,295

Total Short-Term Investments (identified cost $9,463,073)		$9,463,073

Total Investments — 102.6% (identified cost $173,650,926)		$319,515,323

Other Assets, Less Liabilities — (2.6)%		$(8,173,061)

Net Assets — 100.0%		$311,342,262

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

All or a portion of this security was on loan at November 30, 2020. The aggregate market value of securities on loan at November 30, 2020 was $7,722,555 and the total market value of the collateral received by the Fund was $8,047,295, comprised of cash.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of November 30, 2020.

(4)	Represents investment of cash collateral received in connection with securities lending.

Abbreviations:

ADR	-	American Depositary Receipt

The Fund did not have any open derivative instruments at November 30, 2020.

At November 30, 2020, the value of the Fund’s investment in affiliated funds was $1,415,778, which represents 0.4% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended November 30, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$33,836	$51,141,464	$(49,759,872)	$350	$—	$1,415,778	$4,204	1,415,778

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2020, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$310,052,250	*	$—	$—	$310,052,250
Short-Term Investments	8,047,295		1,415,778	—	9,463,073
Total Investments	$318,099,545		$1,415,778	$—	$319,515,323

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

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